Vessels and Equipment - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Vessels & equipment - Activity
Vessels and equipment, beginning balance	$ 2,130,423	$ 2,003,341
Additions		118,063
Drydock costs	252	14,750
Disposals	(1,663)	(5,731)
Vessels and equipment, ending balance	2,129,012	2,130,423	$ 2,003,341
Accumulated depreciation - Activity
Accumulated depreciation, beginning balance	(363,343)	(280,318)
Accumulated depreciation, disposals	1,663	5,731
Depreciation for the period	(89,844)	(88,756)	(71,583)
Accumulated depreciation, ending balance	(451,524)	(363,343)	(280,318)
Net Vessels - Activity
Net vessel, beginning balance	1,767,080	1,723,023
Additions		118,063
Drydock costs	252	14,750
Depreciation for the period	(89,844)	(88,756)	(71,583)
Net vessel, ending balance	$ 1,677,488	$ 1,767,080	$ 1,723,023